Expense Example - JPMorgan OnChain Liquidity-Token Money Market Fund - Token Class Shares	May 13, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 16
Expense Example, with Redemption, 3 Years	$ 113